Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income (Loss) Before Income Taxes
The components of income (loss) before income taxes consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024	2023
United States	$66,520	$(125,670)	$(699,114)
Foreign	27,378	5,712	(316)
Income (loss) before income taxes	$93,898	$(119,958)	$(699,430)

Schedule of Income Tax (Benefit) Expense
The income tax expense consisted of the following (in thousands):

	Years Ended December 31,
	2025	2024	2023
Current:
Federal	$(77)	$5,445	$697
State	1,047	7,746	2,715
Foreign	7,545	7,667	5,448
	8,515	20,858	8,860
Deferred:
Federal	(5,002)	233	233
State	(591)	225	222
Foreign	2,615	(11,888)	816
	(2,978)	(11,430)	1,271
Total income tax expense	$5,537	$9,428	$10,131

Schedule of Reconciliation of Statutory Federal Income Tax Rate to Effective Tax Rate
The following is a reconciliation of the statutory federal income tax rate to the Company’s effective tax rate for the year ended December 31, 2025 (amounts in thousands, except percentages):

	Year Ended December 31, 2025
	Amount	Percent
U.S. federal income tax at statutory tax rate	$19,719	21.0%
State and local income taxes, net of federal income tax effect(1)	(5,581)	(5.9)
Foreign tax effects
United Kingdom	1,481	1.6
Other foreign jurisdictions	2,571	2.7
Effect of cross-border tax laws
U.S. taxation of foreign disregarded entities	(1,378)	(1.5)
Other	(212)	(0.2)
Tax credits
Research and development tax credit	(21,368)	(22.8)
Other	8	—
Changes in valuation allowance	(14,264)	(15.2)
Nontaxable or nondeductible items
Non-deductible compensation	19,145	20.4
Tax effects of stock-based compensation	(8,801)	(9.4)
Other	2,510	2.7
Worldwide changes in unrecognized tax benefits	11,045	11.8
Other adjustments	662	0.7
Total income tax expense and effective tax rate	$5,537	5.9%
(1) The state and local jurisdictions that contribute to the majority (greater than 50%) of the tax effect in this category include California, Connecticut, Georgia, New York, and New York City.
As disclosed for the years ended December 31, 2024 and 2023, prior to the adoption of ASU 2023-09, the Company’s effective income tax rate differs from the statutory federal income tax rate as follows:

	Years Ended December 31,
	2024	2023
U.S. federal income tax at statutory rate	21.0%	21.0%
U.S. state and local income taxes, net of federal tax benefit	(4.8)	(0.4)
Change in valuation allowance	(12.0)	(23.6)
Research and development tax credit	28.2	6.8
Stock-based compensation	(26.2)	(2.8)
Meals and entertainment	(1.0)	(0.2)
Foreign-Derived Intangible Income Deduction	1.8	0.3
Foreign rate differential	(0.5)	—
Section 162(m) limitation	(11.1)	(2.1)
Provision to return true-up	0.2	0.1
Change in unrecognized tax benefits	9.4	—
Discrete tax expense due to intellectual property transfer	(10.7)	—
Other	(2.2)	(0.5)
Effective tax rate	(7.9)%	(1.4)%

Summary of Significant Components of Deferred Income Tax Assets and Liabilities
Significant components of the Company’s deferred income tax assets and liabilities consist of the following (in thousands):

	As of December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$438,036	$376,122
Reserves and accruals	54,716	44,818
Research and development credits	286,163	258,201
Operating lease liabilities	146,897	148,126
Stock-based compensation	34,197	48,585
Depreciation and amortization	34,692	40,527
Section 174 capitalization	304,561	393,020
Other	7,359	9,170
Total deferred tax assets	1,306,621	1,318,569
Deferred tax liabilities:
Operating lease right-of-use assets	(77,910)	(75,966)
Other	(1,137)	(4,249)
Total deferred tax liabilities	(79,047)	(80,215)
Valuation allowance	(1,209,126)	(1,219,225)
Net deferred tax assets	$18,448	$19,129

Summary of Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of unrecognized tax benefits is as follows (in thousands):

	As of December 31,
	2025	2024
Unrecognized tax benefits at beginning of year	$92,050	$88,548
Gross increase for tax positions of current year	12,830	11,743
Gross increase for tax positions of prior years	72	4,393
Gross decrease for tax positions of prior years	(497)	(12,634)
Unrecognized tax benefits balance at end of year	$104,455	$92,050